Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property Plant And Equipment [Line Items]
Restricted cash	$ 7,728,000	$ 7,789,000
Allowance for doubtful accounts	$ 0	0	$ 49,000	$ 613,000
Depreciation method	straight line
Scrap value per light weight ton	$ 340
Vessel impairment losses	27,201,000	0	0
Amortization of deferred drydock and special survey costs	$ 6,381,000	4,043,000	761,000
Annual growth factor of management fees	3.00%
Utilization rate of fleet	98.60%
Amortization and write-off of deferred financing cost and discount	$ 4,003,000	3,727,000	3,091,000
Foreign currency exchange gains/(losses)	$ 11,000	19,000	13,000
Percentage allocations of the additional available cash	100.00%
Distribution policy members or limited partners description	As per the Partnership Agreement, within 45 days following the end of each quarter, to the extent and as may be declared by the Board, an amount equal to 100% of Available Cash with respect to such quarter shall be distributed to the partners as of the record date selected by the Board of Directors.
Profit Sharing Arrangement	$ (9,123,000)	(2,559,000)	205,000
Revenue for Vessels	$ 190,524,000	223,676,000	227,356,000
Management Agreement | Late Reimbursement
Property Plant And Equipment [Line Items]
Interest rate description	LIBOR
Interest rate percentage	1.00%
Debt first required payment	Jan. 05, 2018
Drybulk vessels
Property Plant And Equipment [Line Items]
Vessel useful life	25 years
Container vessels
Property Plant And Equipment [Line Items]
Vessel useful life	30 years
Ultra-Handymax Vessels | Management Agreement
Property Plant And Equipment [Line Items]
Daily management fee	$ 4,100
Panamax Vessels | Management Agreement
Property Plant And Equipment [Line Items]
Daily management fee	4,200
Capesize Vessels | Management Agreement
Property Plant And Equipment [Line Items]
Daily management fee	5,250
Container Vessels of TEU 6,800 | Management Agreement
Property Plant And Equipment [Line Items]
Daily management fee	6,700
Container Vessels of more than TEU 8,000 | Management Agreement
Property Plant And Equipment [Line Items]
Daily management fee	7,400
Container Vessels of more than TEU 13,000 | Management Agreement
Property Plant And Equipment [Line Items]
Daily management fee	8,750
MSC Cristina and Navios Apollon
Property Plant And Equipment [Line Items]
Vessel impairment losses	27,201,000
Lease Agreements
Property Plant And Equipment [Line Items]
Revenue for Vessels	3,949,000	0	0
Letter Of Credit
Property Plant And Equipment [Line Items]
Restricted cash	5,500,000
Retention Accounts
Property Plant And Equipment [Line Items]
Restricted cash	2,228,000
Maintenance and Replacement
Property Plant And Equipment [Line Items]
Capital expenditures	11,899,000	$ 13,811,000	$ 24,047,000
Restricted Stock Units (RSUs)
Property Plant And Equipment [Line Items]
Compensation Expense	$ 93,000
Minimum
Property Plant And Equipment [Line Items]
Interval between vessel drydockings / special surveys	30 months
Maximum
Property Plant And Equipment [Line Items]
Interval between vessel drydockings / special surveys	60 months